Investments accounted for using the equity method - Schedule of Carrying Value of Investments Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Proportion of ownership interest in associate
At beginning of period			€ 22,447		€ 22,648	€ 22,447
Additions					19,781
Disposal					(13)	(2)
Net (loss)/income					(2,953)	2,199
Translation differences					807	(1,996)
Business combinations					(21,505)
At end of period		€ 22,648			€ 18,765	€ 22,648	€ 22,447
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
At beginning of period			€ 18,345		€ 16,425	€ 18,345
Additions					1,845
Disposal					0	0
Net (loss)/income					(2,587)	76
Translation differences					764	(1,996)
Business combinations					(16,447)
At end of period		€ 16,425			0	€ 16,425	€ 18,345
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate						50.00%
At beginning of period			3,416		4,708	€ 3,416
Additions					0
Disposal					0	0
Net (loss)/income					350	1,292
Translation differences					0	0
Business combinations					(5,058)
At end of period		4,708			€ 0	€ 4,708	3,416
Norda Run Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate					25.00%	0.00%
At beginning of period			0		€ 0	€ 0
Additions					6,580
Disposal					0	0
Net (loss)/income					(2)	0
Translation differences					43	0
Business combinations					0
At end of period		0			€ 6,621	€ 0	0
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate					40.00%	40.00%
At beginning of period			686		€ 1,515	€ 686
Additions				€ 2,200	6,700
Disposal					(13)	(2)
Net (loss)/income					(712)	831
Translation differences					0	0
Business combinations					0
At end of period		1,515			€ 7,490	€ 1,515	686
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate					15.00%	0.00%
At beginning of period			€ 0		€ 0	€ 0
Additions					4,656
Disposal					0	0
Net (loss)/income					(2)	0
Translation differences					0	0
Business combinations					0
At end of period		€ 0			€ 4,654	€ 0	€ 0